Financial liabilities on funding arrangements	3 Months Ended
Apr. 30, 2018
Financial Liabilities At Amortised Cost [Abstract]
Financial liabilities on funding arrangements
Financial liabilities on funding arrangements

The value of the estimated financial liabilities on funding arrangements as of April 30, 2018 amounted to £3.2 million (January 31, 2018: £3.1 million) relating to the charitable funding arrangements with the Muscular Dystrophy Association (‘MDA’) and Duchenne Partners Fund Inc. (‘DPF’). The increase in value of the estimated financial liabilities during the three months ended April 30, 2018 amounted to £0.1 million (three months ended April 30, 2017: £0.2 million) and was recognized as a finance cost. Since initial recognition, the estimated financial liabilities have been re-measured following significant successful events in the associated clinical program. Furthermore, in October 2017 the portion of the estimated financial liabilities on funding arrangements related to the Wellcome Trust funding was derecognized in full following the negotiation of renewed commercial terms. The financial liability has not been re-measured in either of the periods presented.

	Three months ended April 30, 2018	Year ended January 31, 2018
	£000s	£000s
At February 1,	3,090	5,919
Unwinding of discount factor	141	754
Derecognition of financial liabilities – Finance income	—	(3,085)
Re-measurement of financial liabilities on funding arrangements	—	410
Net finance income / (costs) on funding arrangements accounted for as financial liabilities	141	(1,921)
Derecognition of financial liabilities – Other operating income	—	(908)
	3,231	3,090

9. Financial liabilities on funding arrangements (continued)

The table below describes the value of the liabilities as at April 30, 2018 of £3.2 million compared to what this number would be following the presented variations to the underlying assumptions.

April 30, 2018
£000s
Estimated financial liabilities on funding arrangements	3,231

1% lower discount rate	3,500
1% higher discount rate	2,987
10% lower revenue assumptions	2,949
10% higher revenue assumptions	3,516
10% lower probability of success	1,052
10% higher probability of success	5,357

Summary of milestone payments and royalty arrangements contained in the funding arrangements

US Not for Profit Organizations

Muscular Dystrophy Association

The Group has agreed to pay the MDA a specified lump sum amount, less the previously paid MDA cash infusion milestone payment, following the regulatory approval of any project product for use in the United States or European Union in the treatment of DMD or Becker muscular dystrophy (‘BMD’) and an additional specified sum upon achievement of a commercial milestone. The Group would be obligated to pay MDA a low single-digit percentage royalty of worldwide net sales by the Group, its affiliates or licensees of any project product.

Duchenne Partners Fund Inc.

The Group has agreed to pay DPF a specified lump sum amount, less the previously paid DPF cash infusion milestone payment, following the regulatory approval of any project product for use in the United States or European Union in the treatment of DMD or BMD and an additional specified sum upon achievement of a commercial milestone. The Group would be obligated to pay DPF a low single-digit percentage royalty of worldwide net sales by the Group, its affiliates or licensees of any project product.

The total amount payable with respect to regulatory milestones under the two agreements with the US not for profit organizations would be $2.5 million if the Group meets all regulatory milestones.